Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
As of December 31, 2018, future minimum commitments under non-cancelable agreements were as follows:

Years Ending December 31,	RMB	US$ (Note 2(d))
2019	101,947	14,828
2020	75,523	10,984
2021	33,952	4,938
2022	3,712	540
2023 and thereafter	2,124	309
Total	217,258	31,599